SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 1,370,015	$ 427,553	$ 75,628
Credit cards	72,374	50,302	28,492
Accrued liabilities	778,611	554,076	4,704
Balance, end of year	$ 2,221,000	1,031,931	115,673
Accrued dividend - preferred stock			$ 6,849